Segment reconciliation - Revenue by geographical area (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States of America (USA) [member]
Disclosure of geographical areas [line items]
Revenue	€ 47,266	€ 56,235	€ 42,217
Americas other than USA [member]
Disclosure of geographical areas [line items]
Revenue	5,297	3,395	1,700
Belgium [member]
Disclosure of geographical areas [line items]
Revenue	7,048	7,917	9,350
Germany [member]
Disclosure of geographical areas [line items]
Revenue	17,087	31,185	30,436
France [member]
Disclosure of geographical areas [line items]
Revenue	11,586	20,110	22,282
Switserland [member]
Disclosure of geographical areas [line items]
Revenue	12,587	14,907	13,135
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	7,725	13,804	11,946
Italy [member]
Disclosure of geographical areas [line items]
Revenue	5,876	6,707	4,392
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	6,943	5,825	7,382
Other Europe [member]
Disclosure of geographical areas [line items]
Revenue	31,518	17,329	21,455
Asia-Pacific [member]
Disclosure of geographical areas [line items]
Revenue	17,516	19,265	20,426
All countries [member]
Disclosure of geographical areas [line items]
Revenue	€ 170,449	€ 196,679	€ 184,721